Financing Under Security Purchase Agreement	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Financing Under Security Purchase Agreement

7. Financing Under Security Purchase Agreement

On July 13, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a single institutional investor (the “Investor”) for aggregate gross proceeds of $10 million and net proceeds of approximately $9.2 million. The transaction closed on July 16, 2021. Under the Purchase Agreement, the Company sold and issued (i) 2 million shares of its common stock at a purchase price of $0.88 per share for total gross proceeds of approximately $1.76 million in a registered direct offering (the “Registered Direct Offering”) and (ii) 8,240 shares of Series C 10.00% Convertible Preferred Stock (the “Preferred Stock”) at a purchase price of $1,000 per share, for aggregate gross proceeds of approximately $8.24 million, in a concurrent private placement (the “Private Placement” and, together with the Registered Direct Offering, the “July 2021 Offerings”). The shares of the Preferred Stock are convertible, upon shareholder approval as described below, into an aggregate of up to 9,363,637 shares of common stock at a conversion price of $0.88 per share. Holders of the Preferred Stock shall be entitled to receive, and the Company shall pay, cumulative dividends at the rate per share (as a percentage of the stated value per share) of 10.00% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on the first such date after the date of issuance. The terms of the Preferred Stock include beneficial ownership limitations that preclude conversion that would result in the Investor owning in excess of 9.99% of the Company’s outstanding shares of common stock. LadRx also issued to the Investor an unregistered preferred investment option (the “Preferred Investment Option”) that allows for the purchase of up to 11,363,637 shares of common stock for additional gross proceeds of approximately $10 million if the Preferred Investment Option is exercised in full. The exercise price for the Preferred Investment Option is $0.88 per share. The Preferred Investment Option has a term equal to five and one-half years commencing upon the Company increasing its authorized common stock following shareholder approval.

The Company accounted for these transactions as a single transaction for accounting purposes and allocated total proceeds to the respective instruments based upon the relative fair value of each instrument. The Company determined that the relative fair value of (i) the 2,000,000 shares of the common stock issued was $859,218, (ii) the relative fair value of the 8,240 shares of Preferred Stock was $4,022,700, and (iii) the relative fair value of the Preferred Investment Option was $4,293,872 based upon a Black Scholes valuation model. As such, the Company recorded as Additional Paid in Capital the fair value of the common stock and Preferred Investment Option of $5,153,090, and the fair value of the Series C Preferred Stock was $4,022,700 which has been reflected as mezzanine (temporary equity) due to certain clauses of the Securities Purchase Agreement.

On October 1, 2021, the Company paid a quarterly 10% dividend to the Investor in the amount of $171,668. In 2022, the Company paid the following dividends: on January 1, 2022, $206,000, on April 1, 2022, $202,567, on July 1, 2022, $84,005 and on October 1, 2022, $68,809 for a total of $561,381.

On March 15, 2022, at a special meeting of its stockholders which was originally opened and subsequently adjourned on September 23, 2021, the Company’s stockholders, by an affirmative vote of the majority of the Company’s outstanding shares of capital stock, approved the amendment to the Company’s Restated Certificate of Incorporation to effect an increase in the number of shares of authorized common stock, par value $0.001 per share, from 41,666,666 shares to 62,393,940 shares, and to make a corresponding change to the number of authorized shares of capital stock in order to comply with the Company’s contractual obligations under the Purchase Agreement.

On March 28, 2022, the Investor converted 4,120 shares of the Series C Preferred Stock in accordance with the initial terms of the agreement and received 4,681,819 common shares. On May 15, 2022, the Investor converted a further 1,368 shares of the Series C Preferred Stock and received 1,554,130 common shares. As of December 31, 2022, there were 2,752 shares of Series C Preferred Stock outstanding, convertible into 3,127,689 shares of common stock.

Terms of Series C Preferred Stock

Under the Certificate of the Designations, Powers, Preferences and Rights of Series C 10.00% Convertible Preferred Stock (the “Certificate of Designations”), each share of Series C Preferred Stock will be convertible, subject to the Beneficial Ownership Limitation (as defined below), at either the holder’s option or at the Company’s option (a “Company Initiated Conversion”) at any time following stockholder approval having been obtained to amend our restated certificate of incorporation to increase the number of authorized shares of common stock above 41,666,666 (the “Stockholder Approval”), into common stock at a conversion rate equal to the quotient of (i) the Series C Stated Value of $1,000 (the “Series C Stated Value”) plus, in the case of a Company Initiated Conversion, all accrued and accumulated and unpaid dividends on such share of Series C Preferred Stock, divided by (ii) the initial conversion price of $0.88, subject to specified adjustments for stock splits, stock dividends, reclassifications or other similar events as set forth in the Certificate of Designations.

The Certificate of Designations contains limitations that prevent the holder thereof from acquiring shares of common stock upon conversion that would result in the number of shares of common stock beneficially owned by such holder and its affiliates exceeding 9.99% of the total number of shares of common stock outstanding immediately after giving effect to the conversion (the “Beneficial Ownership Limitation”), except that upon notice from the holder to the Company, the holder may increase or decrease the amount of ownership of outstanding shares of common stock after converting the holder’s shares of Series C Preferred Stock, provided that the Beneficial Ownership Limitation in no event exceeds 9.99% of the number of outstanding shares of the common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the shares of Series C Preferred Stock held by the holder and provided that any increase in the Beneficial Ownership Limitation shall not be effective until 61 days following notice to the Company

Each holder of shares of Preferred Stock is entitled to receive dividends, commencing from the date of issuance of the Preferred Stock. Such dividends may be paid only when, as and if declared by the Board of Directors of the Company (the “Board”), out of assets legally available therefore, quarterly in arrears on the first day of January, April, July and October in each year, commencing on the date of issuance, at the dividend rate of 10.00% per year. Such dividends are cumulative and continue to accrue on a daily basis whether or not declared and whether or not we have assets legally available therefore.

Under the Certificate of Designations, each share of Series C Preferred Stock carries a liquidation preference equal to the Series C Stated Value plus accrued and unpaid and accumulated dividends thereon. Such liquidation preference is payable upon certain change in control transactions and accordingly, this instrument is classified as mezzanine (temporary equity).

The holders of the Series C Preferred Stock may vote their shares of Preferred Stock on an as-converted basis, subject to the Beneficial Ownership Limitation (which Beneficial Ownership Limitation shall be calculated on a basis which includes the number of shares of common stock which are issuable upon conversion of the unconverted Series C Stated Value beneficially owned by a holder or any of its affiliates or attribution parties on all matters submitted to the holders of common stock for approval). The Company may not take the following actions without the prior consent of the holders of at least a majority of the Preferred Stock then outstanding: (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend the Certificate of Designations, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a Liquidation (as defined in the Certificate of Designations) senior to, or otherwise pari passu with, the Preferred Stock, (c) amend its Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Preferred Stock, (d) increase the number of authorized shares of Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.

Terms of Preferred Investment Option

The Preferred Investment Option to purchase up to 11,363,637 shares of common stock is exercisable at a price of $0.88 per share. The Preferred Investment Option have a term of five and one-half years from the Authorized Share Increase Date. The holders of the Preferred Investment Option may exercise the Preferred Investment Option on a cashless basis, solely to the extent there is no effective registration statement registering, or the prospectus in such registration statement is not available for the resale of the shares of common stock issuable at the time of exercise. The Company is prohibited from effecting an exercise of any Preferred Investment Option to the extent that such exercise would result in the number of shares of common stock beneficially owned by such holder and its affiliates exceeding 9.99% of the total number of shares of common stock outstanding immediately after giving effect to the exercise of the Preferred Investment Options by the holder (the “PIO Beneficial Ownership Limitation”), except that upon notice from the holder to the Company, the holder may increase or decrease the amount of ownership of outstanding shares of Common Stock after exercising the holder’s Preferred Investment Option, provided that the PIO Beneficial Ownership Limitation in no event exceeds 9.99% of the number of outstanding shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of common stock upon exercise of the Preferred Investment Option held by the holder and provided that any increase in the PIO Beneficial Ownership Limitation shall not be effective until 61 days following notice to the Company. The Preferred Investment Option provides for a Black-Scholes payout upon certain fundamental change transactions relating to the Company, as specified therein. If the fundamental change transaction is within the control of the Company, the payout will be in cash. Otherwise, the payout will be in the same form of consideration received by the common stockholders as a result of this transaction.

Registration Rights Agreement

In connection with the July 2021 Offerings, the Company entered into a registration rights agreement, dated as of July 13, 2021 (the “Registration Rights Agreement”), with the investor named therein, pursuant to which the Company will undertake to file, within five calendar days of the date of the filing of the proxy statement seeking the Stockholder Approval, a resale registration statement to register the shares of common stock issuable upon: (i) the conversion of the Preferred Stock sold in the Private Placement and (ii) the exercise of the Preferred Investment Option (the “Registrable Securities”); and to cause such registration statement to be declared effective under the Securities Act as promptly as possible after the filing thereof, but in any event no later than 75 days following the pricing date of this offering, or no later than 105 days following such date in the event of a “full review” by the SEC, and shall use its reasonable best efforts to keep such registration statement continuously effective under the Securities Act until the date that all Registrable Securities covered by such registration statement have been sold or are otherwise able to be sold pursuant to Rule 144. The Registration Rights Agreement provided for liquidated damages to the extent that the Company does not file or maintain a registration statement in accordance with the terms thereof. The registration rights agreement entered into between us and the Investor on July 13, 2021, contains a triggering event which would require us to pay to any holder of the Preferred Stock an amount in cash, as partial liquidated damages and not as a penalty, on a monthly basis equal to the product of 2.0% multiplied by the aggregate subscription amount paid by such holder for shares of Preferred Stock pursuant to the Purchase Agreement; provided, however, that such partial liquidated damages shall not exceed 24% of the aggregate subscription amounts paid by such holders pursuant to the Purchase Agreement, or $1,977,600. If we fail to pay any partial liquidated damages within seven days after the date payable, we will be required to pay interest on any such amounts at a rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law.

During the year ended December 31, 2021, the Company did not have enough authorized shares to issue the issuable shares under the Preferred Stock and Preferred Investment Option. The Company attempted, but was unsuccessful, to obtain stockholders’ approval for the increase in authorized shares, and accordingly, the Company was unable to meet its registration rights obligation as of December 31, 2021. As such, the Company recognized an aggregate of approximately $1.1 million in liquidated damages during the year ended December 31, 2021, of which includes a provision of $615,123 as an accrual for estimated damages until stockholders’ approval is achieved and the Registration Statement is filed. On March 15, 2022, the Company received its stockholders’ approval to increase its authorized shares and filed a certificate of amendment to its Certificate of Incorporation to increase the number of authorized shares from 41,666,666 shares to 63,227,273 shares on the same date. The Company filed its registration statement registering the shares underlying the Registrable Securities on March 23, 2022 and has provided for liquidated damages through that date. As of December 31, 2022, all liquidated damages had been paid and we no longer have any liabilities related to the Registration Rights Agreement.